SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current, net	$ 1,775,540	$ 2,948,681
Total	$ 1,775,540	$ 2,948,681